Advances for drilling units under construction and related costs (Tables)	6 Months Ended
Jun. 30, 2018
Advances For Drilling Unit Under Construction And Related Costs [Abstract]
Advances for drilling unit under construction and related costs
Balance December 31, 2017	$-
Advances for drilling units under construction and related costs	35,552
Balance June 30, 2018	$35,552